SUMMARY OF ACCOUNTING POLICIES (Detail Textuals 4) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Unallocated shares held by the ESOP	168,300	208,251	71,415
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of shares	369,939	425,600	425,600
Exercise price - Lower range	$ 8.30	$ 8.07	$ 8.07
Exercise price - Upper range	$ 15.90	$ 13.63	$ 13.63